Other Investments - Schedule of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other investments 1 [abstract]
Beginning of other investments	£ 985	£ 1,255
Exchange adjustments	(64)	211
Additions	80	96
Net fair value movements	11	130
Impairment losses	(30)	(24)
Disposals	(64)	(683)
Ending of other investments	£ 918	£ 985